SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE BASED COMPENSATION [Abstract]
Summary of Stock Option Activity

	Number of option outstanding	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(US$/share)	(in years)	(RMB)
Balance as of January 1, 2013	8,061,054	1.81
Granted	1,280,000	4.38
Exercise	(1,812,852)	2.03
Forfeited	(457,400)	1.80
Balance as of December 31, 2013	7,070,802	2.22	3.9	220,182,959

Vested and expected to vest as of December 31, 2013	6,397,878	2.20	2.9	200,060,309
Vested and exercisable as of December 31, 2013	3,219,030	1.94	3.1	105,644,209

Summary of Non-vested Shares

	Number of option outstanding	Weighted-average fair value in grant date
		(RMB/share)
Non-vested at January 1, 2013	4,681,848	7.56
Granted	1,280,000	23.32
Vested	(2,084,116)	9.35
Forfeited	(25,960)	30.98
Non-vested at December 31, 2013	3,851,772	11.67

Expected to vest as of December 31, 2013	3,178,848	11.65

Schedule of Expense Allocation

	As of December 31,
	2011	2012	2013
	RMB	RMB	RMB
Costs of revenues	725,651	947,428	505,036
Selling expenses	529,939	2,128,245	1,499,187
General and administrative expenses	8,623,534	14,267,437	15,987,983
Total	9,879,124	17,343,110	17,992,206

Schedule of Assumptions
2013

Expected volatility	87.8% - 96.3%
Expected dividend yield	0%
Expected terms	1.8 - 5.0
Risk-free interest rate	0.29% - 1.46%
Fair value per option at grant date (RMB)	20.4 - 28.14